GOVERNMENT PARTICIPATION (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Government Grants [Abstract]
Credited to non-financial assets	$ 20.4	$ 19.6
Credited to income	27.9	26.1
Contributions	$ 48.3	$ 45.7